NET EARNINGS (LOSS) PER COMMON SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Potentially anti-dilutive securities (in shares)	23,458,000	17,547,000